Prepayments and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Prepaid And Other Current Assets [Line Items]
Prepaid expenses	$ 4,548	$ 2,564
Advance to employees	615	787
Interests receivable	530	3,327
Receivable from a broker for exercise of employee stock options	2,718	1,890
Others	524	718
Prepayments and other current assets	9,226	9,695
Rental Income
Prepaid And Other Current Assets [Line Items]
Rental and other deposits	$ 291	$ 409